Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Current portion of long-term financial investments measured at FVPL	$ 12	$ 33
Current portion of long-term receivables from customers	107	122
Current portion of minimum lease payments from finance lease agreements	29	46
Prepaid expenses	93	89
Other receivables, security deposits and current assets	88	147
Derivative financial instruments	3	1
VAT receivable	72	64
Total other current assets	$ 404	$ 502